Document and Entity Information	Jan. 09, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 09, 2024
Entity Registrant Name	SERES THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37465
Entity Tax Identification Number	27-4326290
Entity Address Address Line 1	101 Cambridgepark Drive
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02140
City Area Code	617
Local Phone Number	945-9626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MCRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001609809
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	200 Sidney Street - 4th Floor
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02139